ENTITY-WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 7   -   ENTITY-WIDE DISCLOSURES:

a.	Net revenues by geographic area were as follows:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
United States	$-	$14	$-	$-
Germany	1,725	1,434	798	752
France	-	49	-	-
Total revenues	$1,725	$1,497	$798	$752

b.
During the three and six months ended June 30, 2017 and June 30, 2016 the Company had one customer exceeding 10% of total revenues. Revenues from the customer were $1,725 and $1,434 during the six months ending June 30, 2017 and June 30, 2016, respectively. Revenues from the customer were $798 and $752 during the three months ending June 30, 2017 and June 30, 2016, respectively.

c.	Net revenues by type of payment:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
Development service payments	$-	$63	$-	$-
Royalties	1,725	1,434	798	752
Total revenues	$1,725	$1,497	$798	$752